Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of senior secured notes
Issuance Year	Outstanding Principal Amount
2016	$17,243
2017	13,410
2018	8,911
2019	17,547
2020	1,611
2021	20,000
Total	$78,722

Issuance Year	Aggregate Borrowing Amount
2016	$18,000
2017	14,000
2018	9,300
2019	18,389
2020	1,611
Total	$61,300

Schedule of carrying value convertible notes consisted
	June 30,	December 31,
	2021	2020
Principal amount	$81,300	$61,300
Accrued and unpaid interest	20,673	17,287
Unamortized debt discount	(483)	(676)
Conversion of convertible notes payable into Series D redeemable convertible preferred stock	(3,360)	—
Total	$98,130	$77,911

	December 31,
	2020	2019
Principal amount	$61,300	$59,689
Accrued and unpaid interest	17,287	11,230
Unamortized debt discount	(676)	—
Total	$77,911	$70,919

Schedule of senior secured notes
	June 30,	December 31,
	2021	2020
Principal amount	$58,125	$50,000
Accrued and unpaid interest	1,234	1,278
Unamortized debt discount	(8,062)	(9,376)
Total	$51,297	$41,902

December 31, 2020
Principal amount	$50,000
Accrued and unpaid interest	1,278
Unamortized debt discount	(9,376)
Total	$41,902

Schedule of future principal payments of the senior secured notes
Years ended December 31,	Amount
2021 (remaining 6 months)	$5,000
2022	7,500
2023	18,125
2024	17,500
2025	10,000
Total	$58,125

Schedule of carrying value of the Company’s royalty obligation
June 30, 2021
Royalty obligation as of December 31, 2020	$9,262
Non-cash interest expense recognized	1,540
Royalty obligation - ending balance	$10,802

December 31, 2020
Value assigned to royalty obligation at inception	$7,211
Non-cash interest expense recognized	2,051
Royalty obligation – ending balance	$9,262

Schedule of future principal payments of the senior secured notes
Years ending December 31,	Amount
2021	$—
2022	7,500
2023	15,000
2024	17,500
2025	10,000
Total	$50,000